MERRILL LYNCH
EUROFUND








FUND LOGO








Quarterly Report

July 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


As a Percentage of Stocks
As of July 31, 1997

A pie chart illustrating the following percentages:

Romania                               0.2%
Denmark                               0.6%
Slovakia                              0.5%
Ireland                               0.3%
Portugal                              0.8%
Hungary                               1.8%
Finland                               5.0%
Switzerland                           4.5%
Germany                              11.3%
France                               19.0%
Netherlands                          10.6%
Sweden                                7.4%
Italy                                 6.7%
Norway                                1.3%
Poland                                1.5%
Turkey                                1.0%
Croatia                               0.7%
Greece                                0.4%
Czech Republic                        0.4%
Russia                                0.2%
United Kingdom                       25.8%



EUROPEAN STOCK MARKET PERFORMANCE


Total Return for the
Three-Month Period
Ended July 31, 1997
In US dollars*

A bar graph illustrating the following percentages:

Spain                               + 8.7
France                              + 9.1
Norway                              + 9.6
United Kingdom                      +11.1
Denmark                             +12.6
Ireland                             +15.0
Italy                               +15.8
Switzerland                         +17.6
Germany                             +19.7
Sweden                              +21.3
Finland                             +21.8
Netherlands                         +22.9


Source: Financial Times/Standard & Poor's--Actuaries Index.

[FN]
*For the three-month period ended July 31, 1997, total investment return for the Financial Times/Standard & Poor's--Actuaries Europe Index was +14.31%.



DEAR SHAREHOLDER

During the quarter ended July 31, 1997, the unmanaged Financial Times/Standard & Poor's--Actuaries Europe Index had a total return of +14.31%, while the total return for the unmanaged Morgan Stanley Capital International Europe Index was +14.62%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares' total returns were +13.01%, +12.67%, +12.75% and +12.95%, respectively. (Results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4--6 of this report to shareholders).

The Fund's underperformance was mainly attributable to its defensive cash position and its underexposure to the pound sterling. Our light exposure to the highly valued bank and pharmaceutical sectors was also detrimental. On the positive side, a number of the Fund's major holdings outperformed significantly.

During the July quarter, global capital markets were characterized by extremely positive sentiment and abundant liquidity. Global bond and stock markets advanced strongly, aided by continued strong economic growth with low inflation, and favorable exchange rate changes brought about by an increased belief in a broad European Monetary Union (EMU). Sentiment was generally so positive that political problems and risks were effectively ignored.

In Europe, economic growth continued to gather strength, and future growth is likely to be supported by the reflationary policies of the new French government and the absence of further fiscal tightening in Europe in 1998. In the United Kingdom, the budget failed to rebalance the two-tier economy and therefore, the pound sterling rose further. Overheating risks increased, and in the absence of sufficient fiscal tightening, there is a risk that monetary policy may have to be used forcefully to generate a hard economic landing in 1998. In Continental Europe, the balance of economic growth is very different from the United Kingdom, and while the export sector is flourishing, the consumer sector remains moribund. While equity markets moved ahead rapidly, most bond markets fluctuated within a narrow range. However, following the election of the Socialist Party in France, which supports a broadly based EMU, peripheral bond yield convergence with the core of Europe continued. Interest rate levels are now moving in different directions--sharply higher in the United Kingdom, moderately higher in Norway and the Netherlands, and marginally lower in Spain and Italy.

In the political arena, we believe the importance of the election of the Socialists in France should not be underestimated. It marks an end to austerity in France and sends a warning to other countries which face elections in 1998. The fiscal squeeze has gone far enough, and electorates will not tolerate further spending cuts.

Investment Strategy
With valuations overstretched by historic standards, we maintained a high cash weighting in average of 18% of net assets during the quarter ended July 31, 1997. The majority of the cash was held in pound sterling, but with the pound becoming severely overvalued, we started to move cash reserves into the Deutschemark. As stated in our April 30, 1997 shareholder letter, this cash will not be reinvested until the markets have suffered a substantial correction, or until individual stocks reach attractive price levels. Given that investors have focused on large, liquid stocks, which have become the most overpriced, we moved more toward small-capitalization and medium-capitalization stocks, where valuations generally are lower. The Fund only owns 19 of the 100 largest stocks in Europe, and has limited exposure to the very largest, and we believe most overvalued, stocks.

At the market level, the Fund's exposure to the United Kingdom was increased. The export segment of the market was oversold on the basis of sterling strength, and certain companies' valuations are very attractive. At the sector level, the paper and forest products exposure was reduced following major price appreciation in the face of still uncertain prospects.

In Conclusion
We believe that current market levels are speculative and that the risk of a reversal in the next few months is very high. The reversal could be caused by a bond market correction, a fall in the US dollar, an unexpected turn in the EMU process, a decrease in liquidity or simply technical overextension. Even if none of these catalysts emerges, further upside is, we believe, highly unlikely over the near term.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President

(Adrian C. Holmes)
Adrian C. Holmes
Vice President and Portfolio Manager



August 28, 1997



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distribution at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                        +26.43%        +19.79%
Five Years Ended 6/30/97                  +15.31         +14.08
Inception (10/26/88)
through 6/30/97                           +13.48         +12.78

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/97                        +25.20%        +21.20%
Five Years Ended 6/30/97                  +14.13         +14.13
Ten Years Ended 6/30/97                   + 9.22         + 9.22

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/97                        +25.12%        +24.12%
Inception (10/21/94)
through 6/30/97                           +16.81         +16.81

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                        +26.10%        +19.48%
Inception (10/21/94) through 6/30/97      +17.76         +15.42

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains    Dividends
Period Covered                    Beginning     Ending    Distributed       Paid*        % Change**
10/26/88--12/31/88                 $ 8.83      $ 8.83        $0.023           --          + 0.26%
1989                                 8.83       10.99          --           $0.087        +25.48
1990                                10.99       10.53          --            0.230        - 2.23
1991                                10.53       11.75          --            0.451        +16.20
1992                                11.75       11.12          --             --          - 5.36
1993                                11.12       14.67          --             --          +31.92
1994                                14.67       13.62         0.737          0.889        + 4.29
1995                                13.62       14.27         0.986          0.071        +12.72
1996                                14.27       14.99         1.725          1.047        +25.26
1/1/97--7/31/97                     14.99       17.72          --            0.001        +18.22
                                                             ------         ------
                                                       Total $3.471   Total $2.776

                                                  Cumulative total return as of 7/31/97: +210.63%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains    Dividends
Period Covered                    Beginning     Ending    Distributed       Paid*        % Change**
1/30/87--12/31/87                  $10.00      $ 8.61        $0.737         $0.055        - 5.98%
1988                                 8.61        8.80         0.023          0.126        + 3.98
1989                                 8.80       10.85          --            0.071        +24.13
1990                                10.85       10.38          --            0.124        - 3.26
1991                                10.38       11.59          --            0.332        +15.08
1992                                11.59       10.85          --             --          - 6.38
1993                                10.85       14.17          --             --          +30.60
1994                                14.17       12.95         0.737          0.889        + 3.24
1995                                12.95       13.36         0.986          0.071        +11.52
1996                                13.36       13.85         1.725          0.886        +24.00
1/1/97--7/31/97                     13.85       16.27          --            0.001        +17.48
                                                             ------         ------
                                                       Total $4.208   Total $2.555

                                                  Cumulative total return as of 7/31/97: +177.05%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class C Shares
                                     Net Asset Value     Capital Gains    Dividends
Period Covered                    Beginning     Ending    Distributed       Paid*        % Change**
10/21/94--12/31/94                 $15.08      $12.94        $0.737         $0.889        - 3.07%
1995                                12.94       13.35         0.986          0.071        +11.53
1996                                13.35       13.77         1.725          0.940        +23.93
1/1/97--7/31/97                     13.77       16.18          --            0.001        +17.51
                                                             ------         ------
                                                       Total $3.448   Total $1.901

                                                   Cumulative total return as of 7/31/97: +57.43%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

PERFORMANCE DATA (concluded)

Performance Summary--Class D Shares
                                     Net Asset Value     Capital Gains    Dividends
Period Covered                    Beginning     Ending    Distributed       Paid*        % Change**
10/21/94--12/31/94                 $15.75      $13.61        $0.737         $0.889        - 2.93%
1995                                13.61       14.22         0.986          0.071        +12.44
1996                                14.22       14.92         1.725          1.006        +24.90
1/1/97--7/31/97                     14.92       17.62          --            0.001        +18.10
                                                             ------         ------
                                                       Total $3.448   Total $1.967

                                                   Cumulative total return as of 7/31/97: +61.01%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results*
                                                                               12 Month    3 Month
                                                 7/31/97   4/30/96   7/31/96   % Change    % Change
ML EuroFund Class A Shares                       $17.72    $15.68    $15.73    +26.15%(1)   +13.01%
ML EuroFund Class B Shares                        16.27     14.44     14.64    +25.54(1)    +12.67
ML EuroFund Class C Shares                        16.18     14.35     14.61    +25.19(1)    +12.75
ML EuroFund Class D Shares                        17.62     15.60     15.65    +26.13(1)    +12.95
ML EuroFund Class A Shares--Total Return                                       +34.34(2)    +13.01
ML EuroFund Class B Shares--Total Return                                       +32.94(3)    +12.67
ML EuroFund Class C Shares--Total Return                                       +33.07(4)    +12.75
ML EuroFund Class D Shares--Total Return                                       +34.04(5)    +12.95

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $1.725 per share capital gains distributions.
(2)Percent change includes reinvestment of $1.048 per share ordinary income dividends and $1.725 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.887 per share ordinary income dividends and $1.725 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.941 per share ordinary income dividends and $1.725 per share capital gains distributions.
(5)Percent change includes reinvestment of $1.007 per share ordinary income dividends and $1.725 per share capital gains distributions.

SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
Croatia

Banking                           90,000   Zagrebacka Banka D.D. (GDR)*              $    1,234,184   $    3,363,750    0.2%

Pharmaceuticals                  277,500   Pliva D.D. (GDR)*                              2,255,760        4,856,250    0.3

                                           Total Investments in Croatia                   3,489,944        8,220,000    0.5

Czech Republic

Banking                           44,000   Komercni Banka A.S.                            1,148,451          636,191    0.0

Telecommunications                27,500   SPT Telecom A.S.                               2,535,302        3,068,497    0.2

Utility                           37,000   Ceske Energeticke Zavody                       1,116,790          756,536    0.1

                                           Total Investments in the Czech
                                           Republic                                       4,800,543        4,461,224    0.3

Denmark

Textiles                         113,877   Carli Gry International A/S                    3,257,298        6,915,838    0.5

                                           Total Investments in Denmark                   3,257,298        6,915,838    0.5

Finland

Food                              73,092   Huhtamaki 'I' Group                            3,284,993        3,313,134    0.2

Metals & Mining                  596,782   Outokumpu OY                                   9,260,443       11,344,006    0.8

Paper & Forest                 1,144,993   Enso-Gutzeit OY 'R' (Ordinary)
Products                                   (Registered)                                   8,747,378       10,401,037    0.7
                               1,959,500   Metsa Serla OY (Class B)                      14,945,500       17,191,110    1.2
                                 741,447   UPM-Kymmene Corp.                             15,230,692       17,996,813    1.2
                                                                                     --------------   --------------  ------
                                                                                         38,923,570       45,588,960    3.1

                                           Total Investments in Finland                  51,469,006       60,246,100    4.1

France

Automobile Parts                  82,016   Bertrand Faure S.A.                            4,001,822        4,610,602    0.3

Automobiles &                    146,616   Peugeot S.A.                                  17,915,506       16,953,111    1.2
Equipment                         96,600   Sommer Allibert S.A.                           2,862,214        3,354,058    0.2
                                                                                     --------------   --------------  ------
                                                                                         20,777,720       20,307,169    1.4

Banking                          147,350   Societe Generale de France S.A.               15,756,729       19,465,182    1.3

Communication                    167,305   Alcatel Alsthom Cie Generale d'
Equipment                                  Electricite S.A.                              15,100,683       21,858,103    1.5

Construction                     157,914   Bouygues S.A.                                 15,444,286       13,490,602    0.9

Electronics                       88,051   SGS-Thomson Microelectronics N.V.              4,065,218        7,977,231    0.5

Financial Services               150,200   Compagnie Financiere de Paribas S.A.           8,164,002       10,794,063    0.7
                                  48,644   EuraFrance S.A.                               14,169,000       20,016,297    1.4
                                                                                     --------------   --------------  ------
                                                                                         22,333,002       30,810,360    2.1

Home Furnishings                  59,647   Castorama Dubois Investisse                    7,987,461        7,147,391    0.5


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
France (concluded)

Hotels                            92,577   Accor S.A.                                $   12,950,953   $   13,933,943    0.9%

Insurance                        527,517   Assurances Generales de France (AGF)          16,893,934       18,954,900    1.3
                                 337,791   Axa-UAP                                       21,157,910       22,098,628    1.5
                                                                                     --------------   --------------  ------
                                                                                         38,051,844       41,053,528    2.8

Machinery                        177,431   Compagnie de Fives-Lille S.A.                  9,488,305       11,576,197    0.8

Metals & Steel                   924,708   Usinor-Sacilor                                13,704,620       18,442,789    1.3

Oil--Related                     169,290   Elf Aquitaine S.A.                            12,219,543       19,328,838    1.3

                                           Total Investments in France                  191,882,186      230,001,935   15.6

Germany

Airlines                         201,528   Deutsche Lufthansa AG                          2,836,196        4,067,004    0.3

Automobiles                       28,460   Volkswagen AG                                 10,784,935       21,795,719    1.5

Chemicals                         77,016   Henkel KGaA                                    3,295,326        3,905,545    0.3
                                 387,409   Henkel KGaA (Preferred)                       16,360,407       21,629,404    1.4
                                                                                     --------------   --------------  ------
                                                                                         19,655,733       25,534,949    1.7

Construction                      31,475   Philipp Holzmann AG                           11,942,993        9,429,299    0.7

Engineering                      321,783   Kloeckner Werke AG                            14,985,368       23,924,712    1.6

Manufacturing                     18,901   Plettac AG                                     4,353,643        4,323,994    0.3

Mining                           144,179   Thyssen AG                                    30,140,874       32,866,121    2.2

Retail Trade                      31,732   Karstadt AG                                   11,171,623       12,358,179    0.8
                                  55,190   Moebel Walther AG (Preferred)                  2,067,520        2,705,540    0.2
                                                                                     --------------   --------------  ------
                                                                                         13,239,143       15,063,719    1.0

                                           Total Investments in Germany                 107,938,885      137,005,517    9.3

Greece

Banking                           35,000   Alpha Credit Bank                              2,143,207        2,422,485    0.2

Beverages                         27,500   Hellenic Bottling Co.                            915,027          993,652    0.1

Building Products                 15,000   Titan Cement Co.                                 479,645          771,659    0.0

Packaging &                       66,170   Maillis                                          668,382          801,970    0.0
Containers

                                           Total Investments in Greece                    4,206,261        4,989,766    0.3

Hungary

Financial Services                75,000   Euronet Services, Inc.                         1,038,281          853,125    0.1

Food/Grocery                      27,500   Pick Szeged Reszvenytarsasag                   1,236,392        2,100,305    0.1

Packaging &                       29,500   Cofinec S.A. (GDR)*                            1,066,831          752,250    0.1
Containers


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
Hungary (concluded)

Pharmaceuticals                   30,000   Egis                                      $      633,191   $    1,986,507    0.1%
                                 165,260   Gedeon Richter (GDR)*                          2,393,658       16,030,220    1.1
                                                                                     --------------   --------------  ------
                                                                                          3,026,849       18,016,727    1.2

                                           Total Investments in Hungary                   6,368,353       21,722,407    1.5

Ireland

Foods                            693,901   Greencore Group PLC                            3,481,856        3,314,848    0.2

                                           Total Investments in Ireland                   3,481,856        3,314,848    0.2

Italy

Construction/                    771,200   Italcementi S.p.A.                             5,174,183        5,354,390    0.4
Building Materials

Diversified                   13,030,335   Compagnie Industriali Riunite S.p.A.
Holdings                                   (CIR)                                         12,170,577        8,726,888    0.6
                              22,853,050   MontEdison S.p.A.                             21,738,076       14,693,296    1.0
                                                                                     --------------   --------------  ------
                                                                                         33,908,653       23,420,184    1.6

Insurance                        940,382   Assicurazioni Generali                        17,193,228       19,261,627    1.3
                               6,466,574   Istituto Nazionale delle Assicurazioni
                                           (INA)                                          9,155,561        9,383,615    0.6
                                                                                     --------------   --------------  ------
                                                                                         26,348,789       28,645,242    1.9

Publishing                     7,347,051   Seat S.p.A.                                    2,044,683        1,720,155    0.1

Telecommunications             6,311,693   Telecom Italia S.p.A.                         15,012,970       22,562,519    1.5

                                           Total Investments in Italy                    82,489,278       81,702,490    5.5

Netherlands

Chemicals                        153,781   Akzo Nobel                                    19,260,838       23,864,621    1.6
                                 310,870   European Vinyls Corporation
                                           International N.V.                            11,599,987        7,248,420    0.5
                                                                                     --------------   --------------  ------
                                                                                         30,860,825       31,113,041    2.1

Construction                     160,201   NBM-Amstelland N.V.                            4,257,208        4,370,809    0.3
                                 258,670   Volker Wessels Stevin N.V.                     5,517,686        7,958,295    0.5
                                                                                     --------------   --------------  ------
                                                                                          9,774,894       12,329,104    0.8

Diversified Holdings             145,041   Internatio-Mueller N.V.                        2,923,171        4,862,297    0.3

Electrical Equipment             315,668   Philips Electronics N.V.                      11,394,953       25,654,133    1.8
                                 113,948   Twentsche Kabel Holding N.V.                   4,695,441        6,250,824    0.4
                                                                                     --------------   --------------  ------
                                                                                         16,090,394       31,904,957    2.2

Financial Services               276,564   ING Groep N.V.                                 9,772,122       13,485,706    0.9

Paper & Forest                   653,287   Koninklijke KNP BT N.V.                       13,448,879       15,042,793    1.0
Products

Telecommunications               377,166   Royal PTT Nederland N.V.                      13,796,112       15,508,470    1.1

Transport Services               117,568   Koninklijke Pakhoed N.V.                       4,561,548        4,265,480    0.3

                                           Total Investments in the Netherlands         101,227,945      128,511,848    8.7


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
Norway

Computer Software                283,464   Merkantildata ASA                         $    6,562,852   $    5,954,501    0.4%

Oil & Gas Producers              311,424   Saga Petroleum A.S. (Class B)                  3,816,498        5,642,332    0.4

Publishing                       262,196   Schibsted ASA                                  5,407,096        4,716,003    0.3

                                           Total Investments in Norway                   15,786,446       16,312,836    1.1

Poland

Banking                          200,000   Wielkopolsky Bank Kredytowy S.A.                 997,075        1,051,112    0.1

Chemicals                        387,805   Polifarb Wroclaw S.A.                            991,199        1,377,419    0.1

Electrical Equipment             600,000   Bydgoska Fabryka Kabli S.A.                    1,790,810        4,591,395    0.3
                                  73,203   Elektrobudowa S.A.                               928,098        1,152,054    0.1
                                                                                     --------------   --------------  ------
                                                                                          2,718,908        5,743,449    0.4

Engineering &                    743,000   Elektrim S.A.                                  3,407,367        7,015,911    0.5
Construction                     360,000   Mostostal Zabrze                               1,713,606        2,120,705    0.1
                                                                                     --------------   --------------  ------
                                                                                          5,120,973        9,136,616    0.6

Plastics                          70,000   Zaklady Lentex S.A.                              684,961          758,013    0.0

                                           Total Investments in Poland                   10,513,116       18,066,609    1.2

Portugal

Construction/Building            225,000   Cimpor-Cimentos de Portugal S.A.               4,581,513        5,802,695    0.4
Materials

Telecommunications                50,000   Portugal Telecom S.A.                          1,143,326        1,997,305    0.1

Utilities--Electric               82,655   Electricidade de Portugal S.A.                 1,065,752        1,404,021    0.1

                                           Total Investments in Portugal                  6,790,591        9,204,021    0.6

Romania

Investments                      205,000   Romanian Growth Fund                           2,111,500        2,203,750    0.2

                                           Total Investments in Romania                   2,111,500        2,203,750    0.2

Russia

Natural Gas                      154,406   RAO Gazprom (ADR)**                            2,431,895        2,648,063    0.1

                                           Total Investments in Russia                    2,431,895        2,648,063    0.1


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
Slovakia

Banking                           37,500   SKB Banka (GDR)*                          $      975,000   $    1,256,250    0.1%

Metals & Mining                   27,500   VSZ                                              389,875          515,947    0.0
                                 121,700   Zavod SNP                                      1,835,272        1,036,268    0.1
                                                                                     --------------   --------------  ------
                                                                                          2,225,147        1,552,215    0.1

Pharmaceuticals                   25,000   Slovakofarma                                   1,522,842        3,016,308    0.2

                                           Total Investments in Slovakia                  4,722,989        5,824,773    0.4

Sweden

Appliances                       285,800   Electrolux AB                                 12,469,331       22,110,797    1.5

Engineering                      127,619   SKF AB (Class A)                               2,229,577        3,397,916    0.2
                                 257,281   Svedala Industry AB                            3,378,656        5,525,420    0.4
                                                                                     --------------   --------------  ------
                                                                                          5,608,233        8,923,336    0.6

Insurance                        481,244   Skandia Forsakrings AB                        12,632,082       19,582,665    1.3

Metals & Steel                   934,351   Avesta-Sheffield AB                            8,667,983       10,209,178    0.7

Paper & Forest                   321,435   Mo och Domsjo AB (Class B)                     7,608,913       11,303,493    0.8
Products                       6,095,550   Rottneros Bruks AB                             8,904,861        6,851,685    0.5
                                 680,554   Stora Kopparbergs AB                           8,542,903       11,196,837    0.7
                                                                                     --------------   --------------  ------
                                                                                         25,056,677       29,352,015    2.0

                                           Total Investments in Sweden                   64,434,306       90,177,991    6.1

Switzerland

Banking                           81,873   Credit Suisse Group (Registered)               8,173,370       11,060,988    0.7

Consumer Products                 44,461   Societe Suisse pour la
                                           Microelectronique et l'Horlogerie
                                           AG (Registered)                                6,244,014        6,065,540    0.4

Diversified Holdings             239,817   Oerlikon-Buehrle Holding AG                   25,353,554       24,458,158    1.7

Machinery                         11,885   Saurer AG (Registered)                         5,453,107        9,169,553    0.6

Retail                            13,500   Fotolabo S.A.                                  5,606,913        3,741,556    0.3

                                           Total Investments in Switzerland              50,830,958       54,495,795    3.7

SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
Turkey

Appliances                    17,564,000   Ardem Pisirici Ve Isitici Cihazlar
                                           Sanayii A.S.                              $    2,067,213   $    1,868,511    0.1%

Automobiles                    2,992,000   Otosan Otomobil Sanayii A.S.                   1,677,465        1,760,000    0.1

Building Products             11,426,000   Baticim Bati Anadolu Cimento Sanayii
                                           A.S.                                           1,250,127        1,197,656    0.1

Chemicals                     17,500,000   Bayrakli Boya Ve Vernik Sanayii A.S.             915,591          711,827    0.1

Diversified Holdings          30,000,000   Dogan Sirketler Grubu Holding A.S.               842,288          779,099    0.1

Electronics                   30,235,077   Vestel Elektronik Sanayi Ve Ticaret
                                           A.S.                                           1,727,790        1,967,740    0.1

Medical Services               7,000,000   Sevgi Ozel Saglik Hizmetleri A.S.                534,942          359,199    0.0

Oil & Gas Producers            6,845,000   Tupras-Turkiye Petrol Rafinerileri
                                           A.S.                                             752,466          685,357    0.1

Retail                         1,859,000   Tansas Izmir Buyuksehir Belediyesi Ic
                                           Ve Dis Ticaret A.S.                              537,807          570,031    0.0

Steel                          8,538,000   Eregli Demir Ve Celik Fabrikalari
                                           T.A.S.                                         1,074,624        1,429,233    0.1

Textiles                      13,981,487   Aksu Iplik Dokuma Ve Boya Apre
                                           Fabrikalari T.A.S.                               897,148          437,468    0.0

Utilities--Electric              580,000   Cukurova Elektrik A.S.                         1,033,387          961,827    0.1

                                           Total Investments in Turkey                   13,310,848       12,727,948    0.9

United Kingdom

Automobiles &                  5,259,274   LucasVarity PLC                               16,920,886       16,175,844    1.1
Equipment

Banking                          944,393   National Westminster Bank PLC                 10,334,000       13,379,933    0.9

Beverages                      1,594,814   Allied Domecq PLC                             11,063,834       11,401,836    0.8
                                 674,598   Bass PLC                                       8,610,189        9,204,377    0.6
                                 568,313   Guinness PLC                                   5,734,387        5,439,096    0.3
                                 617,140   Matthew Clark PLC                              6,049,421        2,503,910    0.2
                                                                                     --------------   --------------  ------
                                                                                         31,457,831       28,549,219    1.9

Chemicals                      1,068,952   Imperial Chemical Industries PLC              13,336,504       17,516,200    1.2
                               1,495,500   Inspec Group PLC                               6,707,529        4,379,482    0.3
                                                                                     --------------   --------------  ------
                                                                                         20,044,033       21,895,682    1.5

Computer/                        466,415   Misys PLC                                      6,652,871       11,598,435    0.8
Commercial/Office

Diversified Holdings           7,897,742   BTR PLC                                       29,374,369       24,484,738    1.7

Electronics                      402,917   Fairey Group PLC                               3,425,946        3,388,145    0.2

Financial Services               724,000   HSBC Holdings PLC                             24,164,182       25,252,772    1.7

Food & Beverage                1,240,800   Cadbury Schweppes PLC                         10,423,624       11,966,548    0.8
                               1,186,299   Unilever PLC                                  24,760,963       34,293,674    2.3
                                                                                     --------------   --------------  ------
                                                                                         35,184,587       46,260,222    3.1


SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
                                 Shares                                                                             Percent of
Industries                        Held                Investments                           Cost            Value   Net Assets
United Kingdom (concluded)

Glass                          3,832,491   Pilkington PLC                            $    7,721,763   $    8,276,341    0.6%

Metals                           353,903   Johnson Matthey PLC                            3,055,519        3,352,325    0.2

Oil--Related                     445,270   Expro International Group PLC                  3,473,861        3,492,974    0.2

Retail                         8,763,493   Asda Group PLC                                15,993,806       20,502,017    1.4
                               2,840,701   Tesco PLC                                     15,074,678       19,193,708    1.3
                               1,082,901   W.H. Smith Group PLC                           6,617,463        6,622,515    0.5
                                                                                     --------------   --------------  ------
                                                                                         37,685,947       46,318,240    3.2

Telecommunications             1,730,855   Cable & Wireless PLC                          12,596,679       17,386,508    1.2

Tobacco                          445,007   Gallaher Group PLC                             1,850,855        2,002,087    0.1

Utilities--Electric,             458,350   Anglian Water PLC                              4,170,424        6,010,133    0.4
Gas & Water
                                 517,175   Severn Trent PLC                               5,282,947        7,318,750    0.5
                                 831,000   South West Water PLC                           6,526,211       10,645,010    0.7
                                 687,000   Thames Water PLC                               5,710,625        9,025,174    0.6
                                 609,500   United Utilities PLC                           5,559,936        7,034,837    0.5
                                                                                     --------------   --------------  ------
                                                                                         27,250,143       40,033,904    2.7

                                           Total Investments in the United
                                           Kingdom                                      271,193,472      311,847,369   21.1


                                  Face
                                 Amount               Short-Term Securities

Repurchase                 US$ 8,433,000   UBS Securities Inc., purchased on
Agreements***                              7/31/1997 to yield 5.70% to 8/01/1997          8,433,000        8,433,000    0.6

                                           Total Investments in Short-Term
                                           Securities                                     8,433,000        8,433,000    0.6

Total Investments                                                                    $1,011,170,676    1,219,034,128   82.5
                                                                                     ==============
Foreign Time Deposits++                                                                                  222,118,142   15.0

Other Assets Less Liabilities                                                                             37,147,149    2.5
                                                                                                      --------------  ------
Net Assets                                                                                            $1,478,299,419  100.0%
                                                                                                      ==============  ======

Net Asset                      Class A--Based on net assets of $488,483,258
Value:                                  and 27,560,137 shares outstanding                             $        17.72
                                                                                                      ==============
                               Class B--Based on net assets of $827,103,174
                                        and 50,822,533 shares outstanding                             $        16.27
                                                                                                      ==============
                               Class C--Based on net assets of $21,578,409
                                        and 1,334,008 shares outstanding                              $        16.18
                                                                                                      ==============
                               Class D--Based on net assets of $141,134,578
                                        and 8,010,867 shares outstanding                              $        17.62
                                                                                                      ==============

  *Global Depositary Receipts (GDR).
 **American Depositary Receipts (ADR).
***Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.
 ++Foreign time deposits bear interest at 3.125% and 6.625% with both maturing on 8/01/1997.

PORTFOLIO INFORMATION


As of July 31, 1997
                                    Percent of
Ten Largest Equity Holdings         Net Assets

Unilever PLC                            2.3%
Thyssen AG                              2.2
Philips Electronics N.V.                1.8
Henkel KGaA*                            1.7
HSBC Holdings PLC                       1.7
BRTPLC                                  1.7
Oerlikon-Buehrle Holding AG             1.7
Kloeckner Werke AG                      1.6
Akzo Nobel                              1.6
Telecom Italia S.p.A.                   1.5

[FN]
*Includes combined holdings.


                                    Percent of
Ten Largest Industries              Net Assets

Paper & Forest Products                 6.1%
Insurance                               6.0
Chemicals                               5.5
Diversified Holdings                    5.4
Financial Services                      4.8
Telecommunications                      4.1
Banking                                 3.5
Retail                                  3.5
Food & Beverage                         3.1
Utilities--Electric, Gas & Water        2.7



Equity Portfolio Changes for the
Quarter Ended July 31, 1997

 Additions

*Asku Iplik Dokuma Ve Boya
   Apre Fabrikalari T.A.S.
 Assicurazioni Generali
 Assurances Generales de
   France (AGF)
 Axa-UAP
*Banque Nationale de Paris
 Bass PLC
 Bayrakli Boya Ve Vernik
   Sanayii A.S.
 Bertrand Faure S.A.
 Cukurova Elektrik A.S.
 Electicidade de Portugal S.A.
 Fairey Group PLC
 Gallaher Group PLC
*Granges AB
 Greencore Group PLC
 Guinness PLC
 Johnson Matthey PLC
 Koninklijke Pakhoed N.V.
 NBM-Amstelland N.V.
 Pilkington PLC
 Plettac AG
 Romanian Growth Fund
 Tansas Izmir Buyuksehir
   Belediyesi Ic Ve Dis
   Ticaret A.S.
 Telecom Italia S.p.A.
*Thorn PLC (Class B)
 Tupras-Turkiye Petrol
   Rafinerileri A.S.
*Vestel Electronik Sanayi Ve
   Ticaret A.S.
 Volker Wessels Stevin N.V.
 W.H. Smith Group PLC
 Zaklady Lentex S.A.


 Deletions

 Aksigorta
*Aksu Iplik Dokuma Ve Boya
   Apre Fabrikalari T.A.S.
 Aktas Elektrik Ticaret A.S.
 Allianz AG Holding
*Banque Nationale de Paris
 Eczacibasi Yapi Gerecleri Sanayi
   Ve Ticaret A.S.
 Ente Nazionale Idrocarburi
   S.p.A. (ENI)
 Fomento de Construciones
   y Contratas S.A.
 Glaxo Wellcome PLC
 Grand Metropolitan PLC
*Granges AB
 Groupe Danone S.A.
 Jefferson Smurfit Group PLC
 KLM Royal Dutch Airlines N.V.
 Kondor Wessels Groep N.V.
 Land Securities PLC
 Orkla A.S. (Class A)
 Pharmacia & Upjohn, Inc.
 Prudential Corp. PLC
 Rauma OY
 Sarkuysan Elektrolitik Bakir
   Sanayii Ve Ticaret A.S.
 Societa Finanziaria
   Telefonica S.p.A. (STET)
 Stalexport S.A.
*Thorn PLC (Class B)
 Tisza Vegyi Kombinat
   Reszvenytarsasag (GDR)
 Turk Dis Ticaret Bankasi A.S.
   (Disbank)
*Vestel Electronik Sanayi Ve
   Ticaret A.S.
 Vredestein Groep N.V.
 Yapi Ve Kredi Bankasi A.S.
 Yorkshire Water PLC

[FN]
*Added and deleted in
 the same quarter.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Adrian C. Holmes, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863